DELAWARE GROUP
PREMIUM FUND
INTERNATIONAL
EQUITY SERIES


SEMI-ANNUAL REPORT
JUNE 30, 1997



(142)
SA-MEDIE [6/97] 8/97

July 31, 1997

Dear Policyholder:


The first six months of International Equity Series' 1997 fiscal year was an opportune time to be an overseas investor. Most equity markets in established countries provided robust total returns, even after adjusting for currency fluctuations.

Aggregate Total Return                         Six Months Ended June 30, 1997
International Equity Series                                +13.95%
Morgan Stanley Europe Australia Far East Index             +10.35%

Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of dividends. Complete performance information can be found in the financial section of this report.

   European equity markets performed well. One of the strongest was Germany, which is benefiting from corporate earnings growth among major export-oriented companies such as car manufacturers. The United Kingdom and France also held up well despite political change. In Japan, we believe skyrocketing export volume may be a catalyst for future growth.

   The following pages detail the performance and expenses of International Equity Series. Remember that your annuity is designed to offer the powerful advantage of international diversification and tax-deferred earnings potential for investors willing to accept the added risks of investing overseas.

Sincerely,


/s/ Wayne A. Stork
-----------------------------------------------
Wayne A. Stork
Chairman, President and Chief Executive Officer
Delaware Group Premium Fund, Inc.

Delaware Group Premium Fund, Inc.-International Equity Series Statement of Net Assets
June 30, 1997
(Unaudited)
                                                         Market
                                           Number        Value
                                         of Shares      (U.S. $)
COMMON STOCK-94.68%
Australia-10.84%
Amcor............................          865,000    $ 5,736,023
CSR..............................        1,224,966      4,735,365
Foster's Brewing Group...........        1,797,051      3,331,253
National Australia Bank..........          448,327      6,408,764
                                                      -----------
                                                       20,211,405
                                                      -----------
Belgium-2.15%
Electrabel.......................           18,700      4,006,419
                                                      -----------
                                                        4,006,419
                                                      -----------
France-7.57%
Alcatel Alsthom..................           24,015      3,007,340
Campagnie de Saint Gobain........           28,408      4,142,320
Elf Aquitaine....................           47,259      5,097,954
Societe Television Francaise.....           21,000      1,875,861
                                                      -----------
                                                       14,123,475
                                                      -----------
Germany-8.45%
Bayer............................          134,600      5,185,679
Continental......................          117,200      2,909,422
Rheinisch Westfaelisches
   Kalkwerke.....................           78,000      3,353,877
Siemens..........................           72,050      4,314,532
                                                      -----------
                                                       15,763,510
                                                      -----------
Hong Kong-2.60%
Hong Kong Electric...............          810,000      3,262,166
Wharf Holdings...................          366,000      1,587,402
                                                      -----------
                                                        4,849,568
                                                      -----------
Indonesia-1.77%
PT Bank Dagang Nasional..........        3,974,250      2,819,769
PT Semen Gresik..................          210,000        470,744
                                                      -----------
                                                        3,290,513
                                                      -----------

                                                         Market
                                           Number        Value
                                         of Shares      (U.S. $)
COMMON STOCK(Continued)
Japan-14.16%
Amano............................          185,000    $ 2,099,062
Eisai Co.........................          197,000      3,731,094
Hitachi..........................          398,000      4,446,346
Kinki Coca-Cola Bottling.........          191,000      2,617,238
Koito Manufacturing..............          272,000      2,079,616
Matsushita Electric..............          205,000      4,133,102
Nichido Fire & Marine............          483,000      3,524,225
West Japan Railway...............              965      3,781,672
                                                      -----------
                                                       26,412,355
                                                      -----------
Malaysia-1.97%
Oriental Holdings Berhad.........          319,200      2,401,901
Sime Darby Berhad................          380,000      1,264,158
                                                      -----------
                                                        3,666,059
                                                      -----------
Netherlands-6.41%
Elsevier.........................          199,500      3,332,620
Koninklijke Van Ommeren..........           60,100      2,332,376
Royal Dutch Petroleum............           63,000      3,275,936
Unilever NV......................           14,360      3,021,926
                                                      -----------
                                                       11,962,858
                                                      -----------
New Zealand-4.26%
Carter Holt Harvey Limited.......        1,187,800      3,078,484
Telecom Corporation
   of New Zealand................          954,784      4,871,189
                                                      -----------
                                                        7,949,673
                                                      -----------
Philippines-1.04%
Philippine Long Distance
   Telephone Company ADR.........           30,100      1,933,925
                                                      -----------
                                                        1,933,925
                                                      -----------
Singapore-1.28%
Jardine Matheson Holdings
   Limited.......................          336,622      2,390,016
                                                      -----------
                                                        2,390,016
                                                      -----------
South Korea-0.72%
Cho Hung Bank Limited-GDR........          201,970      1,348,150
                                                      -----------
                                                        1,348,150
                                                      -----------
Spain-4.80%
Banco Central Hispanoamerica
   S.A...........................           92,449      3,381,056
Iberdrola S.A....................          197,800      2,496,322
Telefonica de Espana.............          106,500      3,078,368
                                                      -----------
                                                        8,955,746
                                                      -----------

Top 10 stock holdings, representing 27.7% of net assets, are in bold.

                                                         Market
                                           Number        Value
                                         of Shares      (U.S. $)
 COMMON STOCK (Continued)
 United Kingdom-26.66%
 BG..............................          700,000     $2,575,523
 Bass............................          411,000      5,015,577
 Blue Circle Industries..........          522,000      3,719,541
 Boots...........................          433,200      5,073,734
 British Airways.................          345,000      3,931,585
 Cable & Wireless................          556,000      5,114,253
*Centrica........................          700,000        853,652
 GKN.............................          252,000      4,340,164
 Glaxo Wellcome..................          214,470      4,436,475
 Great Universal Stores..........          323,000      3,269,499
 RTZ.............................          212,100      3,695,345
 Taylor Woodrow..................        1,365,000      4,022,361
 Unigate.........................          458,000      3,686,694
                                                      -----------
                                                       49,734,403
                                                      -----------
 Total Common Stock
    (cost $140,851,181)..........                     176,598,075
                                                      -----------

 Warrants-0.06%
 Indonesia-0.06%
*Pt Bank Dagang Nasional
    Warrants 2/14/00.............          283,875        116,761
                                                      -----------
    Total Warrants (cost $0).....                         116,761
                                                      -----------

                                                         Market
                                        Principal         Value
                                          Amount        (U.S. $)
REPURCHASE AGREEMENTS-7.27%
With Chase Manhattan 5.80% 7/1/97
  (dated 6/30/97, collateralized
  by $4,774,000 U.S. Treasury
  Notes 5.375% due 11/30/97,
  market value $4,790,092).......       $4,693,000     $4,693,000
With J.P. Morgan Securities 5.80%
  7/1/97 (dated 6/30/97, collater-
  alized by $4,521,000 U.S. Treasury
  Notes 5.125% due 4/30/98, market
  value $4,537,749)..............        4,438,000      4,438,000
With PaineWebber 5.80% 7/1/97
  (dated 6/30/97, collateralized by
  $1,521,000 U.S. Treasury Notes
  9.125% due 5/15/99, market value
  $1,618,851 and $2,809,000
  U.S. Treasury Notes 7.25%
  due  2/15/98, market value
  $2,910,028)....................        4,438,000      4,438,000
                                                      -----------

Total Repurchase Agreements
  (cost $13,569,000).............                      13,569,000
                                                      -----------

                                                                                     Market
                                                                                     Value
                                                                                    (U.S. $)

TOTAL MARKET VALUE OF SECURITIES (cost $ 154,420,181)-102.01%...............       190,283,836
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.01%).....................        (3,756,803)
                                                                                  ------------
NET ASSETS APPLICABLE TO 11,245,867 SHARES ($.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $16.59 PER SHARE-100.00%....................................      $186,527,033
                                                                                  ============

COMPONENTS OF NET ASSETS AT JUNE 30,1997:
Common stock, $.01 par value, 750,000,000 shares authorized to the fund
  with 50,000,000 shares allocated to the Series............................      $146,129,964
Accumulated undistributed:
  Net investment income**...................................................         4,663,173
  Net realized loss on investments..........................................          (337,428)
  Net unrealized appreciation of investments................................        36,071,324
                                                                                  ------------
Total net assets............................................................      $186,527,033
                                                                                  ============

 *Non-income producing security for the period ended June 30, 1997. **Undistributed net investment income includes net realized gain (loss) on foreign currencies. Net realized gains on foreign currencies are included as a component of net investment income in accordance with provisions of the Internal Revenue Code.
  ADR-American Depository Receipt
  GDR-Global Depository Receipt


                   See accompanying notes

Delaware Group Premium Fund, Inc.-International Equity Series
Statement of Operations
Six Months Ended June 30, 1997
(Unaudited)

INVESTMENT INCOME:
Interest.............................................         $   269,743
Dividends............................................           3,177,569
Foreign tax withheld.................................            (250,245)      $ 3,197,067
                                                              -----------

EXPENSES:
Management fees......................................             577,074
Custodian fees.......................................              54,438
Dividend disbursing and transfer agent fees and
  expenses ..........................................               4,460
Registration fees....................................               5,675
Reports and statements to shareholders...............               7,040
Accounting fees and salaries.........................              28,586
Professional fees....................................               4,056
Directors' fees......................................               1,431
Taxes (other than taxes on income)...................               5,043
Other................................................              10,076
                                                              -----------
                                                                  697,879

Less expenses absorbed by Delaware International
  Advisers Ltd.......................................             (88,086)
                                                              -----------
                                                                                    609,793
                                                                                -----------

NET INVESTMENT INCOME.................................                            2,587,274
                                                                                -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
  Investment transactions.............................            208,785
  Foreign currencies..................................          2,445,945
                                                              -----------
Net realized gain.....................................          2,654,730
Net increase in unrealized appreciation during the
  period
   Investment transactions............................         16,254,808
   Foreign currencies.................................           (296,104)
                                                              -----------
Net increase in unrealized appreciation...............         15,958,704
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCIES...............................                           18,613,434
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $21,200,708
                                                                                ===========

                              See accompanying notes

Delaware Group Premium Fund, Inc.-International Equity Series
Statements of Changes in Net Assets

                                                                Six Months
                                                                  Ended             Year
                                                                 6/30/97            Ended
                                                               (Unaudited)        12/31/96

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income...................................     $  2,587,274      $  2,763,530
Net realized gain on investments and foreign currencies         2,654,730         1,560,830
Net increase in unrealized appreciation during the
  period ...............................................       15,958,704        14,667,391
                                                             ------------      ------------
Net increase in net assets resulting from operations....       21,200,708        18,991,751
                                                             ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................       (4,927,079)       (2,695,399)
Net realized gain from security transactions............              --           (725,191)
                                                             ------------      ------------
                                                               (4,927,079)       (3,420,590)
                                                             ------------      ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............................       36,520,794        37,727,987
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
  realized gain on security transactions................        4,927,079         3,420,590
                                                             ------------      ------------
                                                               41,447,873        41,148,577
Cost of shares repurchased...............................      (2,622,186)       (6,840,060)
                                                             ------------      ------------

Increase in assets derived from capital share
  transactions ..........................................      38,825,687        34,308,517
                                                             ------------      ------------

NET INCREASE IN NET ASSETS...............................      55,099,316        49,879,678
                                                             ------------      ------------

NET ASSETS:
Beginning of period......................................     131,427,717        81,548,039
                                                             ------------      ------------
End of period............................................    $186,527,033      $131,427,717
                                                             ============      ============

                             See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                   International Equity Series
                                                           -------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                                                      10/29/92(1)
                                                             6/30/97(3)            Year Ended December 31,                   to
                                                           (Unaudited)      1996          1995        1994       1993     12/31/92

Net asset value, beginning of period.............            $15.1100     $13.1200     $11.8400    $11.6200    $10.0300   $10.0000
Income from investment operations:
  Net investment income..........................              0.2182       0.5572       0.4194      0.2198      0.0523     0.0153
  Net realized and unrealized gain from
    investments and foreign currencies...........              1.8068       1.9658       1.1906      0.0802      1.5477     0.0147
                                                             --------     --------     --------    --------    --------   --------
  Net increase in net assets from investment
    operations ..................................              2.0250       2.5230       1.6100      0.3000      1.6000     0.0300
                                                             --------     --------     --------    --------    --------   --------

Less dividends and distributions:
  Dividends from net investment income...........             (0.5450)     (0.4200)     (0.2400)    (0.0700)    (0.0100)      none
  Distributions from net realized gain on
    security transactions........................                none      (0.1130)     (0.0900)    (0.0100)       none       none
                                                             --------     --------     --------    --------    --------   --------
  Total dividends and distributions..............             (0.5450)     (0.5330)     (0.3300)    (0.0800)    (0.0100)      none
                                                             --------     --------     --------    --------    --------   --------
Net asset value, end of period...................            $16.5900     $15.1100     $13.1200    $11.8400    $11.6200   $10.0300
                                                             ========     ========     ========    ========    ========   ========

Total return.....................................              13.95%       20.03%       13.98%       2.57%      15.97%      1.73%
Ratios and supplemental data:
  Net assets, end of period (000's omitted)......            $186,527     $131,428      $81,548     $57,649     $16,664       $177
  Ratio of expenses to average net assets........               0.80%        0.80%        0.80%       0.80%       0.80%        (2)
  Ratio of expenses to average net assets prior
    to expense limitation........................               0.91%        0.91%        0.89%       1.01%       1.85%        (2)
  Ratio of net investment income to average net
    assets ......................................               3.38%        4.71%        3.69%       2.63%       1.85%        (2)
  Ratio of net investment income to average net
    assets prior to expense limitation...........               3.27%        4.60%        3.60%       2.42%       0.80%        (2)
  Portfolio turnover.............................                  6%           8%          19%         13%          9%        (2)
  Average commission rate paid(4)................             $0.0190      $0.0100         N/A          N/A         N/A       N/A

----------------
(1)Date of commencement of operations; total return has been annualized.
(2)The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3)Ratios have been annualized and total return has not been annualized.
(4)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Delaware Group Premium Fund, Inc.-International Equity Series
Notes to Financial Statements
June 30, 1997
(Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series: the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes-The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded in the Series records at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and capital gains annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated daily at the rate of 0.75% on the average daily net assets of the Series less the fees paid to the unaffiliated directors. At June 30, 1997, the International Equity Series had a liability for Investment Management fees and other expenses payable to DIAL and its affiliates for $111,415.

DIAL has elected to waive that portion if any of the management fee and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets of the Series through June 30, 1997 and 0.95% of average daily net assets through December 31, 1997. Total expenses absorbed by DIAL for the six months ended June 30, 1997 were $88,086.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Series. Effective August 19, 1996, the Series also engaged DSC to provide accounting services for the Series. Previously, fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the six months ended June 30, 1997, the Fund expensed $4,460 for dividend disbursing and transfer agent services and $22,169 for accounting services. At June 30, 1997, the Fund had a liability for such fees and other expenses payable to DSC for $6,495.

Certain officers of Delaware Management Company ("DMC"), DIAL and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1997, the International Equity Series made purchases of $41,116,855 and sales of $4,674,299 of investment securities, other than U.S. government securities and temporary cash investments.

At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $154,420,181.

At June 30, 1997, unrealized appreciation for federal income tax purposes aggregated $35,863,655 of which $37,448,655 related to unrealized appreciation of securities and $1,585,000 related to unrealized depreciation of securities.

For federal income tax purposes, the Fund had accumulated capital losses at December 31, 1996 of $522,832. The capital loss carryforward expires in 2004.

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                     Six Months
                                                        Ended      Year Ended
                                                       6/30/97       12/31/96
Shares sold....................................       2,382,575     2,717,039
Shares issued upon reinvestment of dividends
 from net investment income and distributions
 of realized gains from security transactions..         342,396       265,574
                                                      ---------     ---------
                                                      2,724,971     2,982,613
Shares repurchased.............................        (175,944)     (503,590)
                                                      ---------     ---------
Net Increase (decrease)........................       2,549,027     2,479,023
                                                      =========     =========

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency contracts were outstanding at June 30, 1997:

         Contracts to              In Exchange    Contract      Settlement    Unrealized
            Deliver                     For         Value          Date      Appreciation
         ------------              -----------    --------      ----------   ------------
  11,800,593  Dutch Guilders        $6,090,000    6,024,035       7/31/97      $ 65,965
  35,401,170  French Francs          5,194,281    5,148,774       7/31/97        45,507
   6,157,061  New Zealand Dollars    4,273,000    4,184,438       7/31/97        88,562
                                                                               --------
                                                                               $200,034
                                                                               ========

         Contracts to              In Exchange    Contract      Settlement    Unrealized
            Receive                     For          Value          Date     Depreciation
         ------------              -----------    --------      ----------   ------------
    1,024,321 British Pounds        $1,708,978    1,705,341        7/1/97       ($3,637)
       97,722 British Pounds           154,697      154,366        7/2/97          (331)
       78,150 British Pounds           130,339      130,104        7/3/97          (235)
                                                                               --------
                                                                                ($4,203)
                                                                               ========

6. Concentrations of Credit Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Series.

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